UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   201 North Union Street, Suite 230
          Alexandria, VA 22314
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Fisher
Title: President
Phone: 703-837-0150

February 13, 2006   John W. Fisher    Alexandria, Virginia
[Date]              [Signature]       [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 26
Form 13F Information Table Value Total: $137,595,638


List of Other Included Managers: None




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Security                Type  Quantity    Cusip       Value       Voting
EXXON MOBIL             com   320145      30231G102   20,342,005  sole
PROCTER & GAMBLE        com   297711      742718109   17,701,896  sole
3M COMPANY              com   214563      88579Y101   15,740,336  sole
ALTRIA GROUP, INC.      com   210247      02209S103   15,497,324  sole
CATERPILLAR             com   223661      149123101   13,140,084  sole
JP MORGAN               com   317644      46625H100   10,777,644  sole
CITIGROUP               com   211668      172967101   9,635,121   sole
GENERAL ELECTRIC        com   280368      369604103   9,439,991   sole
AMERICAN EXPRESS        com   162157      025816109   9,314,298   sole
DUPONT                  com   217334      263534109   8,512,973   sole
CHEVRON CORPORATION     com   120909      166764100   7,826,440   sole
UNITED PARCEL SERVICE   com   112680      911312106   7,789,568   sole
IBM                     com   95132       459200101   7,631,529   sole
CEF ISHARES RUSSELL     com   95776       464287598   6,593,220   sole
KIMBERLY CLARK CORP.    com   109520      494368103   6,519,726   sole
AT&T                    com   260927      001957505   6,254,420   sole
BANK OF AMERICA CORP    com   131076      060505104   5,518,300   sole
TIME WARNER INC COM     com   90250       887317105   1,634,428   sole
SPYDER                  com   2353        78462F103   289,513     sole
ISHARES TR S&P MIDCP GR com   2952        464287606   213,341     sole
ISHARES TR S&P SMLCP GR com   1746        464287887   202,868     sole
